CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2022
Convertible Notes Payable
Convertible notes payable at September 30, 2022 and December 31, 2021, were comprised of the following:

Convertible notes payable at September 30, 2022 and December 31, 2021, were comprised of the following:

	Conversion price per share	Interest rate	Due date	September 30, 2022	December 31, 2021
Convertible promissory note, related party	$.01	10%	December, 15, 2023	$101,000	$-
Opportunity fund convertible notes payable	$0.005	10%	January 14, 2024	45,000	-
Total convertible notes payable, net of financing cost				$146,000	-
Less: current portion				(45,000)	-
Total convertible notes payable, net of financing cost, long term				$101,000	$-